Business Combinations (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Schedule of consolidated financial statements since the acquisition dates
August 31, 2018
Purchase consideration	$60,000,000

Net assets acquired,
Cash	612,692
Deposit and other receivables (current)	615,424
Accounts receivable	238,324
Prepayment	1,176
Deposit and other receivables (non-current)	99,066
Property, plant and equipment	41,435
Intangible assets	54,575,027
Short term borrowing	(117,238)
Receipt in advance	(138,860)
Wages payable	(84,537)
Tax payable	(14,637)
Other payable	(316,536)

Goodwill	4,488,664